STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 11, 2021	Jan. 31, 2021	Jan. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Apr. 30, 2021	Apr. 05, 2021	Aug. 04, 2020	Aug. 03, 2020	Aug. 02, 2020	Jul. 14, 2020	Jul. 13, 2020	Jun. 10, 2020	Jun. 09, 2020	Sep. 04, 2019	Sep. 03, 2019	Aug. 27, 2019	Aug. 23, 2019
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized				500,000,000				500,000,000		500,000,000	500,000,000				500,000,000	250,000,000	500,000,000	250,000,000	100,000,000	100,000,000	250,000,000	100,000,000	25,000,000	25,000,000	100,000,000
Common Stock, Par or Stated Value Per Share				$ 0.01				$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Issued				81,656,033				81,656,033		78,612,608	19,318,679
Common Stock, Shares, Outstanding				81,627,663				81,627,663		78,584,238	19,174,492
[custom:CommonStockSharesAreToBeIssued-0]										281,734
Preferred Stock, Shares Authorized				1,000				1,000		1,000	1,000
Preferred Stock, Par or Stated Value Per Share				$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Shares Issued				1,000				1,000		1,000	1,000
Preferred Stock, Shares Outstanding				1,000				1,000		1,000	1,000
Proceeds from Issuance of Common Stock											$ 347,000
Stock-based compensation								$ 159,829	$ 206,521	383,131	16,335,671
Stock Issued During Period, Shares, Restricted Stock Award, Gross	2,666,666
Share-based Payment Arrangement, Expense											133,142	$ 16,464
Stock Issued During Period, Value, Issued for Services					$ 83,960		$ 6,820			261,067
Debt Conversion, Converted Instrument, Amount								$ 500,000	$ 288,182	$ 472,593	$ 477,763
Debt Conversion, Converted Instrument, Shares Issued								2,500,000	16,331,766	20,716,750	5,872,362
[custom:StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesOne]								$ 666,625	$ 708,272	$ 1,596,888	$ 1,054,204
Common stock, capital shares reserved for future issuance				82,000,000				82,000,000		85,000,000
Treasury stock, common, shares				7,202				7,202
Revenue from Contract with Customer, Excluding Assessed Tax				$ 8,339,877		$ 7,636,436		$ 16,565,587	$ 15,223,300	$ 30,672,314	$ 30,276,422
Warrants outstanding, beginning balance					25,718,971		37,390,452	25,718,971	37,390,452	37,390,452	4,985,394
Weighted average exercise price warrants outstanding, beginning balance					$ 0.20		$ 0.50	$ 0.20	$ 0.50	$ 0.50	$ 0.50
Warrants outstanding, intrinsic value beginning balance
Warrants earned											32,405,058
Weighted average exercise price warrants earned											$ 0.50
Warrants forfeited
Weighted average exercise price warrants forfeited
Warrants outstanding, ending balance				26,638,077				26,638,077		25,718,971	37,390,452	4,985,394
Weighted average exercise price warrants outstanding, ending balance				$ 0.20				$ 0.20		$ 0.20	$ 0.50	$ 0.50
Warrants outstanding, intrinsic value ending balance
Common stock issuable upon exercise of warrants outstanding, ending				26,638,077				26,638,077		25,718,971	37,390,452
Common stock issuable upon exercise of warrants, outstanding weighted average exercise price, ending				$ 0.20				$ 0.20		$ 0.20	$ 0.50
Common stock issuable upon exercise of warrants outstanding intrinsic value, ending
Common stock issuable upon exercise of warrants outstanding number				26,638,077				26,638,077		25,718,971	37,390,452	4,985,394
Shares authorized				500,001,000				500,001,000
Stock Issued During Period, Value, Restricted Stock Award, Gross								$ 30,000			$ 149,606
Series A Super Voting Preferred [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Authorized				1,000				1,000
Preferred Stock, Shares Outstanding				1,000				1,000
Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount										$ 1,596,888
2014 under an Equity Line of Credit [Member]
Subsidiary, Sale of Stock [Line Items]
Treasury stock, common, shares				8,000				8,000		8,000
Mr. Cutchens [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation		$ 68,003							$ 21,474	$ 21,474
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									231,635	231,635
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									the Company’s former Chief Financial Officer, which vested	the Company’s former Chief Financial Officer, which vested 25% on the six month and 1 year anniversaries of the grant date.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares		115,818
Share-based Payment Arrangement, Expense			$ 68,003
Chief Operating Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation								$ 45,869		$ 9,733
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures								500,000		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								restricted shares of Common Stock to the Company’s Chief Operating Officer, both of which vests 25% on the 1 year, 2 year, 3 year, and 4 year anniversaries of the grant dates		The restricted shares of Common Stock vest 25% on the 1 year, 2 year, 3 year, and 4 year anniversaries of the grant date.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares										500,000
Share-based Payment Arrangement, Expense										$ 9,733
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									25.00%
Chief Financial Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares										115,818	115,817
Stock Issued During Period, Shares, Restricted Stock Award, Gross											231,635
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares											115,818
Share-based Payment Arrangement, Expense										$ 21,474	$ 133,142	$ 16,464
Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount										$ 472,593
Debt Conversion, Converted Instrument, Shares Issued										20,716,750
[custom:CancellationOfCommonStock]										3,352,066
[custom:FairValueOfCancelledShareOfCommonStock]										$ 496,106
Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation										$ 153,301
Consulting, Public Relations, and Marketing Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation								$ 83,960	$ 6,820
Stock Issued During Period, Shares, Restricted Stock Award, Gross								543,425	200,000	1,422,127
Stock Issued During Period, Shares, Issued for Services										281,734
Stock Issued During Period, Value, Issued for Services										$ 261,067
Warrant Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to acquire shares											37,390,452
Warrant Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to acquire shares						37,390,452			37,390,452
Warrant Agreement [Member] | Mr. Bhatnagar [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to acquire shares										32,405,058
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per shares				$ 0.35				$ 0.35		$ 0.37
Fair Value Adjustment of Warrants								$ 1,879,204		$ 1,753,953
Securities Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per shares													$ 0.20
Warrants to acquire shares													14,908,077
Warrants and Rights Outstanding, Term													4 years
Securities Purchase Agreement [Member] | Investors [Member] | Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to acquire shares													13,988,971
Securities Purchase Agreement [Member] | Evergreen Capital Management LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per shares				$ 0.27				$ 0.27		$ 0.27				$ 0.20
Warrants to acquire shares														11,730,000
Warrants and Rights Outstanding, Term														4 years
Fair Value Adjustment of Warrants								$ 1,293,541		$ 1,293,541
Warrant Agreement; Earned Warrants [Member] | Mr. Bhatnagar [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per shares										$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent										4.00%
Revenue from Contract with Customer, Excluding Assessed Tax										$ 1,000,000	$ 30,000,000
[custom:WarrantsExceedPercentageOfFullyDilutedCommonStock]										80.00%
Warrant Agreement; Accelerated Warrants [Member] | Mr. Bhatnagar [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per shares										$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent										4.00%
Revenue from Contract with Customer, Excluding Assessed Tax										$ 1,000,000
[custom:WarrantsExceedPercentageOfFullyDilutedCommonStock]										80.00%
Board Of Directors Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								134,316
Share-based Payment Arrangement, Expense								$ 30,000
Cancelled Warrants [Member] | Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Payments for Repurchase of Warrants										$ 37,390,452
Warrant exercise price per shares						$ 0.50			$ 0.50	$ 0.50
Warrants to acquire shares						37,390,452			37,390,452
Additional Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Description of warrant exchange agreement									The Cancelled Warrants had an exercise price of $	The Cancelled Warrants had an exercise price of $0.50 per share and were not subject to expiration. Such Exchange Agreement is intended to make the Company’s capitalization more attractive to potential investors and to remove the uncertainty associated with any future grants of warrants under the Transition Agreement and Warrant Agreement, although there can be no assurance of any future investments on terms that are attractive to the Company, or at all. Immediately prior to the Company’s entry into the Exchange Agreement, it was determined that 5,650,708 additional warrants (the “Additional Warrants”) to purchase the Company’s Common Stock were due to and issued to the Holder in accordance with the terms and conditions of the Transition Agreement as the Transition Agreement required certain liabilities to be eliminated by the prior management team within six months of the Transition Agreement’s effective date of January 11, 2019. However, the Additional Warrants were immediately cancelled and terminated with the intention of mitigating potential liabilities arising from certain issuances of the Company’s Common Stock below the minimum price of $0.50 per share as stated within the Transition Agreement.
Description of warrant exchange agreement										The Cancelled Warrants had an exercise price of $0.50 per share and were not subject to expiration. Such Exchange Agreement is intended to make the Company’s capitalization more attractive to potential investors and to remove the uncertainty associated with any future grants of warrants under the Transition Agreement and Warrant Agreement, although there can be no assurance of any future investments on terms that are attractive to the Company, or at all. Immediately prior to the Company’s entry into the Exchange Agreement, it was determined that 5,650,708 additional warrants (the “Additional Warrants”) to purchase the Company’s Common Stock were due to and issued to the Holder in accordance with the terms and conditions of the Transition Agreement as the Transition Agreement required certain liabilities to be eliminated by the prior management team within six months of the Transition Agreement’s effective date of January 11, 2019. However, the Additional Warrants were immediately cancelled and terminated with the intention of mitigating potential liabilities arising from certain issuances of the Company’s Common Stock below the minimum price of $0.50 per share as stated within the Transition Agreement.
Additional Warrants [Member] | Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to acquire shares						5,650,708			5,650,708
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues											1,129,577
Stock Issued During Period, Shares, Restricted Stock Award, Gross											115,818
Stock Issued During Period, Shares, Issued for Services					543,425		200,000			1,422,127
Stock Issued During Period, Value, Issued for Services					$ 5,454		$ 2,000			$ 14,221
[custom:StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesOne]										$ 207,169	$ 58,724
Warrants to acquire shares				14,000,000				14,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross											$ 1,158
Common Stock [Member] | Former Officers [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services											62,000
Stock Issued During Period, Value, Issued for Services											$ 46,500
Common Stock [Member] | Related Parties and Strategic Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services											294,654
Stock Issued During Period, Value, Issued for Services											$ 219,517
Common Stock [Member] | Warrant Agreement [Member] | Mr. Bhatnagar [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to acquire shares										37,390,452
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation											$ 16,202,529
Percentage of market price											$ 0.50
Warrants outstanding, beginning balance					25,718,971		37,390,452	25,718,971	37,390,452	37,390,452
Warrants outstanding, ending balance				26,638,077				26,638,077		25,718,971	37,390,452
Common stock issuable upon exercise of warrants outstanding number				26,638,077				26,638,077		25,718,971	37,390,452
Common stock issuable upon exercise of warrants outstanding, weighted average remaining contractual life (years)								3 years 4 months 2 days		3 years 9 months 29 days	4 years 3 months 18 days
Common stock issuable upon exercise of warrants outstanding, weighted average exercise price				$ 0.20				$ 0.20		$ 0.20	$ 0.50
Common stock issuable upon warrants exercisable number				26,638,077				26,638,077		25,718,971	37,390,452
Common stock issuable upon warrants exercisable, weighted average exercise price				$ 0.20				$ 0.20		$ 0.20	$ 0.50
Warrant [Member] | Exercise Price Range [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding, beginning balance					25,718,971		37,390,452	25,718,971	37,390,452	37,390,452
Warrants outstanding, ending balance				26,638,077				26,638,077		25,718,971	37,390,452
Common stock issuable upon exercise of warrants outstanding, range of exercise price				$ 0.20				$ 0.20		$ 0.20	$ 0.50
Common stock issuable upon exercise of warrants outstanding number				26,638,077				26,638,077		25,718,971	37,390,452
Common stock issuable upon exercise of warrants outstanding, weighted average remaining contractual life (years)								3 years 4 months 2 days		3 years 9 months 29 days	4 years 3 months 18 days
Common stock issuable upon exercise of warrants outstanding, weighted average exercise price				$ 0.20				$ 0.20		$ 0.20	$ 0.50
Common stock issuable upon warrants exercisable number				26,638,077				26,638,077		25,718,971	37,390,452
Common stock issuable upon warrants exercisable, weighted average exercise price				$ 0.20				$ 0.20		$ 0.20	$ 0.50
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Common Stock											$ 347,000
Stock Issued During Period, Shares, New Issues											1,129,577
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Common Stock											$ 11,250
Stock Issued During Period, Shares, New Issues											11,003